Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Schedule of changes in the status of outstanding options

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2010	46,566,631	2.03	224,835
Granted on February 8, 2010	48,000,000	5.73
Exercised	(5,100,780)	2.12
Cancelled	—	—
Forfeited	(1,446,410)	2.15
Outstanding as of December 31, 2010	88,019,441	4.04	146,782
Granted on April 28, 2011	28,400,000	4.77
Exercised	(2,670,340)	2.28
Cancelled	(44,646,484)	5.37
Forfeited	(31,991,516)	5.36
Outstanding as of December 31, 2011	37,111,101	1.99	7,070
Granted on March 12, 2012	96,645,000	1.90
Exercised	(183,380)	1.95
Cancelled	—	—
Forfeited	(411,490)	2.09
Outstanding as of December 31, 2012	133,161,231	1.92	15,436
Exercisable as of December 31, 2012	47,260,811	1.95	4,107

Summary of information about share option plans

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	1.58	1.45	1.48
Total intrinsic value of options exercised	32,465	9,495	74
Total fair value of share options vested	7,526	7,355	30,513

Summary of information about stock option plans

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	92,684,420	9.25	1.90	18,408,420
2012 Options H	3,800,000	9.25	1.90	—
2009 Options	7,450,300	1.25	2.30	5,809,380
2008 Options	28,573,880	1.25	1.90	22,390,380
2007 Option A	652,631	4.00	2.32	652,631
Total	133,161,231			47,260,811

2012 Options G
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions — expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life	5.11 years	5.61 years	6.11 years	6.61 years	7.11 years
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

2012 Options H
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option H1		Option H2		Option H3		Option H4		Option H5		Option H6
Stock price per ordinary shares	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31
Weight average assumptions — expected dividend yield	0%		0%		0%		0%		0%		0%
Risk-free interest rate	1.87%		1.98%		2.09%		1.82%		1.93%		2.04%
Expected life	5.37 years		5.87 years		6.37 years		5.12 years		5.62 years		6.12 years
Expected volatility	74.54%		74.54%		74.54%		74.54%		74.54%		74.54%

2012 Inscom Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option I1	Option I2	Option I3	Option I4
Fair value per underlying ordinary shares of Inscom	RMB0.02	RMB0.02	RMB0.02	RMB0.02
Risk-free interest rate	1.74%	1.83%	1.94%	2.06%
Expected life	2.7 years	2.7 years	5.2 years	5.2 years
Expected volatility	77.00%	71.00%	67.00%	67.00%
Expected dividend yield	0%	0%	0%	0%
Early exercise multiple	3.0	3.0	3.0	3.0
Post-vesting forfeiture rate	0%	0%	5%	5%

2011 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

2010 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

2009 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

2008 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

2007 Option A
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options
Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%